Acquisition of a Subsidiary - Additional Information (Detail)	1 Months Ended	12 Months Ended				3 Months Ended
	Oct. 17, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Oct. 17, 2012 Previously owned	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd USD ($)	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2011 Beijing Giant Zhengtu Network Technology Co Ltd	Oct. 17, 2012 Beijing Giant Zhengtu Network Technology Co Ltd Shanghai Zhengtu Information Technology Co Ltd USD ($)	Oct. 17, 2012 Beijing Giant Zhengtu Network Technology Co Ltd Shanghai Zhengtu Information Technology Co Ltd CNY	Oct. 17, 2012 Beijing Giant Zhengtu Network Technology Co Ltd Shanghai Zhengtu Information Technology Co Ltd Previously owned
Business Acquisition [Line Items]
Percentage of shareholding/ ownership purchased									51.00%	51.00%
Percentage of shareholding/ ownership				34.00%	100.00%	85.00%	85.00%	34.00%	85.00%	85.00%	34.00%
Consideration of equity interest									$ 9,189,259	57,250,000
Loss recognized as result of re-measuring upon acquisition		48,728	303,581
Fair value assumption discount rate		13.70%	13.70%
Fair value, sustainable growth rate		3.00%	3.00%
Online game software, useful life	5 years
Amortization of intangible assets		133,893	834,167
Revenue						131,053	816,474
Net Income						$ 266,331	1,659,266